Expense Example {- Fidelity Equity-Income K6 Fund} - 01.31 Fidelity Equity-Income K6 Fund PRO-03 - Fidelity Equity-Income K6 Fund - Fidelity Equity-Income K6 Fund	Apr. 01, 2021 USD ($)
Expense Example:
1 year	$ 35
3 years	109
5 years	191
10 years	$ 431